Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit after tax	£ 1,405	£ 438	[1]	£ 709	[1]
Movement in fair value reserve (debt instruments):
Change in fair value	(111)	114		147
Income statement transfers	110	(107)		(147)
Taxation	(2)	(2)		0
Other comprehensive income, fair value reserve (debt instruments)	(3)	5		0
Cash flow hedges:
Effective portion of changes in fair value	(875)	974		(864)
Income statement transfers	357	(803)		1,021
Taxation	142	(53)		(40)
Other comprehensive income, cash flow hedges, total	(376)	118		117
Currency translation on foreign operations	0	0		(3)
Net other comprehensive (expense)/income that may be reclassified to profit or loss subsequently	(379)	123		114
Pension remeasurement:
Change in fair value	1,263	(505)		(523)
Taxation	(419)	133		131
Pension remeasurement, total	844	(372)		(392)
Own credit adjustment:
Change in fair value	0	(3)		(77)
Taxation	0	0		19
Own credit adjustment, total	0	(3)		(58)
Net other comprehensive income/(expense) that will not be reclassified to profit or loss subsequently	844	(375)		(450)
Total other comprehensive income/(expense) net of tax	465	(252)		(336)
Total comprehensive income	1,870	186		373
Attributable to:
Equity holders of the parent	1,834	152		334
Non-controlling interests	36	34		39
Total comprehensive income	£ 1,870	£ 186		£ 373

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.